AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2020

(unaudited)

Principal Amount	General Obligation Bonds (26.3%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Barrington, Rhode Island
$ 1,120,000	2.500%, 08/01/25	Aa1/NR/NR	$ 1,157,531

	Bristol, Rhode Island
865,000	3.500%, 08/01/31	NR/AA+/NR	1,019,411

	Coventry, Rhode Island
1,605,000	3.625%, 03/15/27 MAC Insured	A1/AA/NR	1,798,531

	Cranston, Rhode Island
1,325,000	4.000%, 07/01/28	A1/AA-/AA+	1,552,185
1,170,000	5.000%, 08/01/32 Series 2018 A	A1/AA-/AA+	1,504,690
1,000,000	4.000%, 08/01/33 Series 2019 A BAMI Insured	A1/AA/AA+	1,200,900
615,000	4.000%, 08/01/35 Series 2019 A BAMI Insured	A1/AA/AA+	735,934
1,515,000	4.250%, 07/15/24 Series B BAMI Insured	A1/AA/AA+	1,720,525
1,000,000	4.250%, 07/15/25 Series B BAMI Insured	A1/AA/AA+	1,173,090

	Cumberland, Rhode Island
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA+/NR	515,355
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA+/NR	515,810
700,000	4.500%, 03/15/32 Series 2018 A	NR/AA+/NR	867,090

	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	511,075

	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A2/AA/NR	1,078,895
1,020,000	3.700%, 06/01/33 Series A	A2/AA/NR	1,082,638

	Lincoln, Rhode Island
1,500,000	3.500%, 08/01/24 Series A	Aa2/NR/AAA	1,665,555
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AAA	2,532,807

	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	1,127,285

	North Kingstown, Rhode Island
720,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	755,503

	North Smithfield, Rhode Island
825,000	3.000%, 06/15/26 Series A	Aa2/NR/NR	937,109
1,075,000	3.500%, 05/15/34	Aa2/NR/NR	1,272,703

	Pawtucket, Rhode Island
1,010,000	4.000%, 11/01/25 AGMC Insured	A2/AA/A+	1,124,473
890,000	4.500%, 07/15/33 Series C AGMC Insured	A2/AA/NR	1,117,395
935,000	4.500%, 07/15/34 Series C AGMC Insured	A2/AA/NR	1,169,218
975,000	4.500%, 07/15/35 Series C AGMC Insured	A2/AA/NR	1,206,680

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Portsmouth, Rhode Island
$ 1,140,000	3.750%, 02/01/31 Series A	Aa2/AAA/NR	$ 1,317,726

	Providence, Rhode Island
1,500,000	5.000%, 01/15/23 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,503,045
1,500,000	5.000%, 01/15/26 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,503,045
975,000	3.625%, 01/15/29 Series A AGMC Insured	A2/AA/A-	1,018,310
2,010,000	3.750%, 01/15/30 Series A AGMC Insured	A2/AA/A-	2,098,520
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A2/AA/A-	1,041,650

	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
2,000,000	3.750%, 11/01/23 Series A	Aa2/AA/AA	2,198,740
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,336,403
2,000,000	3.000%, 05/01/31 Series A	Aa2/AA/AA	2,184,420
2,000,000	4.000%, 04/01/32 Series A	Aa2/AA/AA	2,425,660
2,000,000	3.000%, 05/01/32 Series A	Aa2/AA/AA	2,171,320
2,000,000	3.000%, 05/01/36 Series A	Aa2/AA/AA	2,222,880
1,150,000	4.000%, 10/15/24 Series B	Aa2/AA/AA	1,225,854
1,000,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,035,300
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,740,465
2,000,000	5.000%, 08/01/23 Series D	Aa2/AA/AA	2,245,580
2,000,000	5.000%, 08/01/24 Series D	Aa2/AA/AA	2,335,620

	Richmond, Rhode Island
1,020,000	3.000%, 08/01/24	Aa3/NR/NR	1,080,374

	Warren, Rhode Island
1,170,000	4.000%, 02/15/33 Series 2018 A	Aa3/NR/NR	1,386,462

	Warwick, Rhode Island
2,000,000	4.000%, 08/01/22 Series 2015 B AGMC Insured	NR/AA/NR	2,113,060

	West Greenwich, Rhode Island
1,175,000	3.000%, 08/15/26	NR/AA+/NR	1,318,021

	West Warwick, Rhode Island
795,000	5.000%, 10/01/32 Series A BAMI Insured	Baa1/AA/NR	946,145
	Total General Obligation Bonds		66,790,988

	Revenue Bonds (60.4%)
	Development (9.4%)
	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
3,000,000	4.000%, 09/15/34 Series A AGMC Insured	A2/AA/NR	3,515,760
3,000,000	4.000%, 09/15/35 Series A AGMC Insured	A2/AA/NR	3,505,830

	Providence, Rhode Island Redevelopment Agency Refunding Public Safety Building Project
1,680,000	5.000%, 04/01/26 Series A AGMC Insured	A2/AA/NR	1,969,313

	Rhode Island Convention Center Authority Refunding
8,000,000	4.000%, 05/15/23 Series A	A1/AA-/AA-	8,576,880

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Development (continued)
	Rhode Island Infrastructure Bank Municipal Road and Bridge Revolving Fund
$ 935,000	4.000%, 10/01/33 Series 2019 A	NR/AA/NR	$ 1,110,967
845,000	4.000%, 10/01/34 Series 2019 A	NR/AA/NR	1,002,128
1,010,000	4.000%, 10/01/35 Series 2019 A	NR/AA/NR	1,194,658

	Rhode Island Infrastructure Bank Efficient Buildings Fund, Green Bonds
1,110,000	4.000%, 10/01/29 Series 2018 A	NR/AA/NR	1,389,243
1,555,000	3.000%, 10/01/37 Series 2020 A	NR/AA/NR	1,718,866
	Total Development		23,983,645

	Healthcare (2.7%)
	Rhode Island Health & Education Building Corp., Hospital Financing, Lifespan Obligated Group
1,000,000	5.000%, 05/15/31 Series 2016	NR/BBB+/BBB+	1,155,700
1,000,000	5.000%, 05/15/33 Series 2016	NR/BBB+/BBB+	1,145,560
1,250,000	5.000%, 05/15/34 Series 2016	NR/BBB+/BBB+	1,427,875
1,750,000	5.000%, 05/15/39 Series 2016	NR/BBB+/BBB+	1,972,005

	Rhode Island State & Providence Plantations Lease COP (Eleanor Slater Hospital Project)
1,000,000	4.000%, 11/01/32 Series B	Aa3/AA-/AA-	1,200,190
	Total Healthcare		6,901,330

	Higher Education (6.1%)
	Rhode Island Health and Education Building Corp., Higher Educational Facilities
2,500,000	5.000%, 09/15/30 AGMC Insured	Aa3/NR/NR	2,507,800

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Brown University
2,000,000	4.000%, 09/01/37 Series 2017	Aa1/AA+/NR	2,348,580

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Providence College
2,490,000	4.000%, 11/01/24 Series 2015	A2/A/NR	2,792,510

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design
1,000,000	3.500%, 08/15/30 Series B AGMC Insured	A1/AA/NR	1,051,890

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island
1,000,000	4.250%, 09/15/31 Series A	Aa3/A+/NR	1,180,790

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
500,000	4.000%, 09/15/31 Series 2016 B	A1/A+/NR	573,260
2,650,000	4.000%, 09/15/42 Series 2017 A	A1/A+/NR	3,007,724
1,000,000	4.000%, 09/15/32 Series 2017 B	A1/A+/NR	1,162,160

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (continued)
	Rhode Island Health and Education Facilities Authority, Providence College
$ 1,000,000	4.000%, 11/01/31	A2/A/NR	$ 1,023,010
	Total Higher Education		15,647,724

	Housing (6.0%)
	Rhode Island Housing & Mortgage Finance Corp. Home Funding
850,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	868,488

	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity
250,000	3.000%, 10/01/39 Series 71	Aa1/AA+/NR	272,090
2,000,000	2.100%, 10/01/35 Series 73 A	Aa1/AA+/NR	2,066,400
2,000,000	2.300%, 10/01/40 Series 73 A	Aa1/AA+/NR	2,076,720

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Development Sustainability
770,000	2.750%, 10/01/34 Series 1-B	Aa2/NR/NR	828,782
1,000,000	3.100%, 10/01/44 Series 1-B	Aa2/NR/NR	1,065,170

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,507,750
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,006,980
1,255,000	3.450%, 10/01/36 Series 2016 1B	Aa2/NR/NR	1,342,536
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	1,038,810
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	1,057,760
	Total Housing		15,131,486

	Public School (22.7%)
	Rhode Island Health and Education Building Corp., Public Schools Financing Program
795,000	5.000%, 05/15/27 Series 2015 C	Aa2/NR/NR	950,399
1,630,000	5.000%, 05/15/27 Series 2015 D	A1/NR/NR	1,940,059

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
1,520,000	4.000%, 05/15/31 Series 2017 J-2 B	Aa3/NR/NR	1,779,023

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B AGMC Insured	Aa3/AA/NR	1,040,430
1,000,000	4.000%, 05/15/33 AGMC Insured	Aa3/AA/NR	1,038,320

	Rhode Island Health and Educational Building Corp., Public School Financing Program, City of Cranston
1,170,000	4.000%, 05/15/30 Series 2015 B BAMI Insured	NR/AA/NR	1,321,223

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of East Providence
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	1,028,360

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Public School (continued)
	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Jamestown
$ 1,020,000	3.000%, 05/15/35 Series 2019 C	Aa1/NR/NR	$ 1,142,114

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Little Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,762,252

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Newport
1,000,000	4.000%, 05/15/27 Series 2013 C	NR/AA+/NR	1,047,960

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Kingstown
1,500,000	3.750%, 05/15/28 Series 2013 A	Aa2/AA+/NR	1,559,190

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Providence
1,100,000	4.500%, 11/15/22 Series 2013 I	Aa3/AA-/NR	1,181,829
750,000	5.000%, 05/15/31 Series 2017 G AGMC Insured	Aa3/AA/NR	938,715
500,000	5.000%, 05/15/32 Series 2019 A AGMC Insured	Aa3/AA/NR	650,210
500,000	5.000%, 05/15/33 Series 2019 A AGMC Insured	Aa3/AA/NR	646,420
500,000	5.000%, 05/15/34 Series 2019 A AGMC Insured	Aa3/AA/NR	644,135
500,000	4.000%, 05/15/37 Series 2019 A AGMC Insured	Aa3/AA/NR	595,245

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Pawtucket
1,570,000	4.000%, 05/15/26 Series 2014 C	Aa3/NR/NR	1,737,943
1,000,000	4.250%, 05/15/29 Series 2017 E BAMI Insured	Aa3/AA/NR	1,197,120
1,045,000	4.000%, 05/15/31 Series 2018 B	Aa3/NR/NR	1,237,729
1,090,000	4.000%, 05/15/32 Series 2018 B	Aa3/NR/NR	1,284,979
2,350,000	3.000%, 05/15/39 Series 2019 B	Aa3/NR/NR	2,533,982

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Scituate
1,285,000	4.500%, 05/15/33 Series 2018 A	NR/AA/NR	1,578,481

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Tiverton, Foster-Glocester, Cranston, East Greenwich
3,000,000	4.000%, 05/15/28 Series A	Aa3/NR/NR	3,503,100

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Narragansett & Scituate
1,665,000	4.250%, 05/15/28 Series 2017 B	Aa2/NR/NR	2,031,167

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Buildings Authority
1,000,000	3.500%, 05/15/24 Series 2015 A AGMC Insured	Aa3/AA/NR	1,095,160
3,000,000	3.750%, 05/15/27 Series 2015 A AGMC Insured	Aa3/AA/NR	3,351,060
1,500,000	4.000%, 05/15/28 Series 2015 A AGMC Insured	Aa3/AA/NR	1,676,700
2,000,000	4.000%, 05/15/30 Series 2015 B AGMC Insured	Aa3/AA/NR	2,218,680

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Public School (continued)
	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Schools
$ 1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured	A2/AA/NR	$ 1,002,630
2,000,000	4.500%, 05/15/22 Series 2013 A	Aa3/NR/NR	2,111,460
2,000,000	4.500%, 05/15/23 Series 2013 A	Aa3/NR/NR	2,181,300
2,000,000	4.500%, 05/15/24 Series 2013 A	Aa3/NR/NR	2,184,380
1,000,000	4.000%, 05/15/35 Series 2019 A AGMC Insured	Aa3/AA/NR	1,198,120

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
1,000,000	4.000%, 05/15/32 Series 2017 I	NR/AA/NR	1,162,270
800,000	3.500%, 05/15/26 Series B MAC Insured	NR/AA/NR	875,128
1,340,000	4.000%, 05/15/35 Series 2019 D	NR/AA/NR	1,605,481

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Woonsocket
500,000	5.000%, 05/15/27 Series 2017 A AGMC Insured	Aa3/AA/NR	624,675
500,000	5.000%, 05/15/28 Series 2017 A AGMC Insured	Aa3/AA/NR	619,200
500,000	5.000%, 05/15/29 Series 2017 A AGMC Insured	Aa3/AA/NR	615,695

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of South Kingstown
780,000	3.500%, 05/15/34 Series 2020A	Aa1/NR/NR	887,039
	Total Public School		57,779,363

	Transportation (4.0%)
	Rhode Island Commerce Corp., Airport
635,000	5.000%, 07/01/36 2016 Series D	Baa1/A-/BBB+	710,279
1,015,000	5.000%, 07/01/37 2016 Series D	Baa1/A-/BBB+	1,133,055

	Rhode Island Commerce Corp., First Lien Special Facility Refunding Bonds (Rhode Island Airport Corporation Intermodal Facility Project)
1,500,000	5.000%, 07/01/30 Series 2018	Baa1/BBB+/NR	1,774,455

	Rhode Island Commerce Corp., Grant Anticipation Refunding Bonds (Rhode Island Department of Transportation)
1,850,000	4.000%, 06/15/24 Series 2016 A	A2/AA-/NR	2,077,957
1,000,000	5.000%, 06/15/31 Series 2016 B	A2/AA-/NR	1,199,160

	Rhode Island State Economic Development Corp., Airport
1,000,000	5.000%, 07/01/24 Series B	Baa1/A-/BBB+	1,097,600
2,000,000	4.000%, 07/01/24 Series B	Baa1/A-/BBB+	2,144,120
	Total Transportation		10,136,626

	Turnpike/Highway (2.1%)
	Rhode Island State Turnpike & Bridge Authority, Motor Fuel Tax
1,240,000	4.000%, 10/01/27 Series 2016 A	NR/A+/A	1,436,776
1,500,000	4.000%, 10/01/34 Series 2016 A	NR/A+/A	1,696,245
1,000,000	4.000%, 10/01/36 Series 2016 A	NR/A+/A	1,126,260
300,000	4.000%, 10/01/33 Series 2019 A	NR/A+/A	364,140
300,000	4.000%, 10/01/34 Series 2019 A	NR/A+/A	363,372
345,000	4.000%, 10/01/35 Series 2019 A	NR/A+/A	416,653
	Total Turnpike/Highway		5,403,446

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water and Sewer (6.4%)
	Narragansett, Rhode Island Bay Commission Wastewater System
$ 3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	$ 3,550,265

	Rhode Island Clean Water Finance Agency, Water Pollution Control Bonds
3,000,000	4.375%, 10/01/21 Series 2002 B NPFG Insured	Aaa/AAA/AAA	3,094,020

	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,212,129
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,063,670
1,000,000	3.750%, 10/01/34	NR/AAA/AAA	1,062,890

	Rhode Island Infrastructure Bank Water, City of Pawtucket
1,730,000	5.000%, 10/01/28 Series 2015 NPFG Insured	Baa2/A/NR	2,074,045

	Rhode Island Infrastructure Bank Water, Pollution Control
2,575,000	4.000%, 10/01/29 Series A	NR/AAA/AAA	2,974,563
500,000	4.000%, 10/01/32 Series A	NR/AAA/AAA	598,850

	Rhode Island Infrastructure Bank Water, Safe Drinking Water
500,000	3.000%, 10/01/31 Series A	NR/AAA/AAA	542,950
	Total Water and Sewer		16,173,382

	Other Revenue (1.0%)
	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
2,000,000	5.000%, 09/15/31 Series A AGMC Insured	A2/AA/NR	2,444,200
	Total Revenue Bonds		153,601,202

	Pre-Refunded\Escrowed to Maturity Bonds (5.5%)††
	Pre-Refunded\Escrowed to Maturity Bonds (5.5%)
	Healthcare (0.2%)
	Rhode Island Health & Education Building Corp., Hospital Financing (Care New England)
500,000	5.000%, 09/01/22 Series 2013 A ETM	NR/NR/NR*	540,170

	Higher Education (4.3%)
	Rhode Island Health and Education Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,158,563
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,515,135
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,043,590
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,487,116

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	3,135,840
2,500,000	4.000%, 06/01/31 Series 2012	A1/NR/A+	2,631,825
	Total Higher Education		10,972,069

Principal Amount	Pre-Refunded\Escrowed to Maturity Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Public School (0.8%)
	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
$ 1,000,000	5.000%, 05/15/26 Series 2011 B	Aa3/NR/NR	$ 1,017,760

	Rhode Island Health and Education Building Corp., Public School Financing Program, East Greenwich
1,000,000	3.375%, 05/15/30	Aa1/AA+/NR	1,042,850
	Total Public School		2,060,610

	Other Revenue (0.2%)
	State of Rhode Island Depositors Economic Protection Corp.
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	257,035
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/NR/NR*	233,404
	Total Other Revenue		490,439
	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		14,063,288
	Total Municipal Bonds (cost $219,456,797)		234,455,478

Shares	Short-Term Investment (7.0%)
17,692,940	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.03%** (cost $17,692,940)	Aaa-mf/AAAm/NR	17,692,940

	Total Investments (cost $237,149,737-note b)	99.2%	252,148,418
	Other assets less liabilities	0.8	1,906,992
	Net Assets	100.0%	$ 254,055,410

		Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa of Moody's or AAA of S&P or Fitch	9.5%
	Pre-refunded bonds\ ETM bonds††	6.0
	Aa of Moody's or AA of S&P or Fitch	71.5
	A of Moody's or S&P or Fitch	9.8
	BBB of S&P or Fitch	3.2
		100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2020, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $237,149,737 amounted to $14,998,681, which consisted of aggregate gross unrealized appreciation of $14,998,681 and aggregate gross unrealized depreciation of $0.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2020:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$17,692,940
Level 2 – Other Significant Observable Inputs - Municipal Bonds	234,455,478
Level 3 – Significant Unobservable Inputs	-
Total	$252,148,418

+ See schedule of investments for a detailed listing of securities.